REIT II Merger Price Allocation (Q2) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 16, 2018
Noncash or Part Noncash Acquisitions [Line Items]
Transaction costs, capitalized		$ 3,331	$ 15,713	$ 0
REIT II
Noncash or Part Noncash Acquisitions [Line Items]
Derecognition of REIT II management contracts, net		$ 30,428			$ 30,428
Transaction costs, capitalized	$ 11,587
Land and improvements					561,100
Building and improvements					1,198,884
Intangible lease assets					197,384
Fair value of unconsolidated joint venture					16,470
Cash and cash equivalents					354
Restricted cash					5,159
Accounts receivable and other assets					33,045
Total assets acquired					2,012,396
Debt assumed					464,462
Intangible lease liabilities					60,421
Accounts payable and other liabilities					33,307
Total liabilities assumed					558,190
Net assets acquired					$ 1,454,206